Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Investors Securities Trust
Entity Central Index Key	0000809707
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Convertible Securities Fund
Class Name	Class A
Trading Symbol	FISCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$41	0.81%
[1],[2]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 2,693,838,876
Holdings Count | $ / shares	75	[3]
Investment Company Portfolio Turnover	12.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,693,838,876
Total Number of Portfolio Holdings*	75
Portfolio Turnover Rate	12.85%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Convertible Securities Fund
Class Name	Class C
Trading Symbol	FROTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$78	1.56%
[4],[5]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.56%
Net Assets	$ 2,693,838,876
Holdings Count | $ / shares	75	[6]
Investment Company Portfolio Turnover	12.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,693,838,876
Total Number of Portfolio Holdings*	75
Portfolio Turnover Rate	12.85%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Convertible Securities Fund
Class Name	Class R6
Trading Symbol	FCSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$25	0.50%
[7],[8]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 2,693,838,876
Holdings Count | $ / shares	75	[9]
Investment Company Portfolio Turnover	12.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,693,838,876
Total Number of Portfolio Holdings*	75
Portfolio Turnover Rate	12.85%
[9]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Convertible Securities Fund
Class Name	Advisor Class
Trading Symbol	FCSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$28	0.56%
[10],[11]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 2,693,838,876
Holdings Count | $ / shares	75	[12]
Investment Company Portfolio Turnover	12.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,693,838,876
Total Number of Portfolio Holdings*	75
Portfolio Turnover Rate	12.85%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Equity Income Fund
Class Name	Class A
Trading Symbol	FISEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$40	0.81%
[13],[14]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
Net Assets	$ 3,957,629,597
Holdings Count | $ / shares	85	[15]
Investment Company Portfolio Turnover	16.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,957,629,597
Total Number of Portfolio Holdings*	85
Portfolio Turnover Rate	16.42%
[15]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Equity Income Fund
Class Name	Class C
Trading Symbol	FRETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$76	1.56%
[16],[17]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.56%
Net Assets	$ 3,957,629,597
Holdings Count | $ / shares	85	[18]
Investment Company Portfolio Turnover	16.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,957,629,597
Total Number of Portfolio Holdings*	85
Portfolio Turnover Rate	16.42%
[18]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Equity Income Fund
Class Name	Class R
Trading Symbol	FREIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$52	1.06%
[19],[20]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%
Net Assets	$ 3,957,629,597
Holdings Count | $ / shares	85	[21]
Investment Company Portfolio Turnover	16.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,957,629,597
Total Number of Portfolio Holdings*	85
Portfolio Turnover Rate	16.42%
[21]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Equity Income Fund
Class Name	Class R6
Trading Symbol	FEIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$24	0.49%
[22],[23]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 3,957,629,597
Holdings Count | $ / shares	85	[24]
Investment Company Portfolio Turnover	16.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,957,629,597
Total Number of Portfolio Holdings*	85
Portfolio Turnover Rate	16.42%
[24]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Equity Income Fund
Class Name	Advisor Class
Trading Symbol	FEIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$27	0.56%
[25],[26]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.56%
Net Assets	$ 3,957,629,597
Holdings Count | $ / shares	85	[27]
Investment Company Portfolio Turnover	16.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,957,629,597
Total Number of Portfolio Holdings*	85
Portfolio Turnover Rate	16.42%
[27]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Floating Rate Daily Access Fund
Class Name	Class A
Trading Symbol	FAFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$46	0.93%
[28],[29]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Net Assets	$ 1,472,826,620
Holdings Count | $ / shares	293	[30]
Investment Company Portfolio Turnover	20.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,472,826,620
Total Number of Portfolio Holdings*	293
Portfolio Turnover Rate	20.04%
[30]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Floating Rate Daily Access Fund
Class Name	Class C
Trading Symbol	FCFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$66	1.33%
[31],[32]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.33%
Net Assets	$ 1,472,826,620
Holdings Count | $ / shares	293	[33]
Investment Company Portfolio Turnover	20.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,472,826,620
Total Number of Portfolio Holdings*	293
Portfolio Turnover Rate	20.04%
[33]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Floating Rate Daily Access Fund
Class Name	Class R6
Trading Symbol	FFRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$30	0.60%
[34],[35]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 1,472,826,620
Holdings Count | $ / shares	293	[36]
Investment Company Portfolio Turnover	20.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,472,826,620
Total Number of Portfolio Holdings*	293
Portfolio Turnover Rate	20.04%
[36]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Floating Rate Daily Access Fund
Class Name	Advisor Class
Trading Symbol	FDAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$34	0.68%
[37],[38]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 1,472,826,620
Holdings Count | $ / shares	293	[39]
Investment Company Portfolio Turnover	20.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,472,826,620
Total Number of Portfolio Holdings*	293
Portfolio Turnover Rate	20.04%
[39]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Long Duration Credit Fund
Class Name	Class R6
Trading Symbol	FLDBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Long Duration Credit Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$6	0.13%
[40],[41]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.13%
Net Assets	$ 69,436,906
Holdings Count | $ / shares	327	[42]
Investment Company Portfolio Turnover	16.71%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$69,436,906
Total Number of Portfolio Holdings*	327
Portfolio Turnover Rate	16.71%
[42]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration Total Return Fund
Class Name	Class A
Trading Symbol	FLDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$33	0.66%
[43],[44]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 1,963,820,717
Holdings Count | $ / shares	750	[45]
Investment Company Portfolio Turnover	35.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,963,820,717
Total Number of Portfolio Holdings*	750
Portfolio Turnover Rate	35.55%
[45]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration Total Return Fund
Class Name	Class C
Trading Symbol	FLDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$53	1.06%
[46],[47]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
Net Assets	$ 1,963,820,717
Holdings Count | $ / shares	750	[48]
Investment Company Portfolio Turnover	35.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,963,820,717
Total Number of Portfolio Holdings*	750
Portfolio Turnover Rate	35.55%
[48]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration Total Return Fund
Class Name	Class R
Trading Symbol	FLDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$46	0.91%
[49],[50]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 1,963,820,717
Holdings Count | $ / shares	750	[51]
Investment Company Portfolio Turnover	35.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,963,820,717
Total Number of Portfolio Holdings*	750
Portfolio Turnover Rate	35.55%
[51]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration Total Return Fund
Class Name	Class R6
Trading Symbol	FLRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$15	0.30%
[52],[53]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 1,963,820,717
Holdings Count | $ / shares	750	[54]
Investment Company Portfolio Turnover	35.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,963,820,717
Total Number of Portfolio Holdings*	750
Portfolio Turnover Rate	35.55%
[54]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration Total Return Fund
Class Name	Advisor Class
Trading Symbol	FLDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$21	0.41%
[55],[56]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 1,963,820,717
Holdings Count | $ / shares	750	[57]
Investment Company Portfolio Turnover	35.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,963,820,717
Total Number of Portfolio Holdings*	750
Portfolio Turnover Rate	35.55%
[57]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration U.S. Government Securities Fund
Class Name	Class A
Trading Symbol	FISAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$42	0.83%
[58],[59]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 396,564,288
Holdings Count | $ / shares	1,237	[60]
Investment Company Portfolio Turnover	8.34%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$396,564,288
Total Number of Portfolio Holdings*	1,237
Portfolio Turnover Rate	8.34%
[60]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration U.S. Government Securities Fund
Class Name	Class A1
Trading Symbol	FAUGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$34	0.68%
[61],[62]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 396,564,288
Holdings Count | $ / shares	1,237	[63]
Investment Company Portfolio Turnover	8.34%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$396,564,288
Total Number of Portfolio Holdings*	1,237
Portfolio Turnover Rate	8.34%
[63]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration U.S. Government Securities Fund
Class Name	Class C
Trading Symbol	FCSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$62	1.23%
[64],[65]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%
Net Assets	$ 396,564,288
Holdings Count | $ / shares	1,237	[66]
Investment Company Portfolio Turnover	8.34%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$396,564,288
Total Number of Portfolio Holdings*	1,237
Portfolio Turnover Rate	8.34%
[66]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration U.S. Government Securities Fund
Class Name	Class R6
Trading Symbol	FAURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$28	0.55%
[67],[68]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 396,564,288
Holdings Count | $ / shares	1,237	[69]
Investment Company Portfolio Turnover	8.34%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$396,564,288
Total Number of Portfolio Holdings*	1,237
Portfolio Turnover Rate	8.34%
[69]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration U.S. Government Securities Fund
Class Name	Advisor Class
Trading Symbol	FAUZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$29	0.58%
[70],[71]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 396,564,288
Holdings Count | $ / shares	1,237	[72]
Investment Company Portfolio Turnover	8.34%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$396,564,288
Total Number of Portfolio Holdings*	1,237
Portfolio Turnover Rate	8.34%
[72]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Managed Income Fund
Class Name	Class A
Trading Symbol	FBLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$44	0.90%
[73],[74]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
Net Assets	$ 3,257,960,700
Holdings Count | $ / shares	165	[75]
Investment Company Portfolio Turnover	28.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,257,960,700
Total Number of Portfolio Holdings*	165
Portfolio Turnover Rate	28.37%
[75]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Managed Income Fund
Class Name	Class C
Trading Symbol	FBMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$81	1.65%
[76],[77]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.65%
Net Assets	$ 3,257,960,700
Holdings Count | $ / shares	165	[78]
Investment Company Portfolio Turnover	28.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,257,960,700
Total Number of Portfolio Holdings*	165
Portfolio Turnover Rate	28.37%
[78]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Managed Income Fund
Class Name	Class R
Trading Symbol	FBFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$57	1.15%
[79],[80]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Net Assets	$ 3,257,960,700
Holdings Count | $ / shares	165	[81]
Investment Company Portfolio Turnover	28.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,257,960,700
Total Number of Portfolio Holdings*	165
Portfolio Turnover Rate	28.37%
[81]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Managed Income Fund
Class Name	Class R6
Trading Symbol	FBFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$29	0.59%
[82],[83]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 3,257,960,700
Holdings Count | $ / shares	165	[84]
Investment Company Portfolio Turnover	28.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,257,960,700
Total Number of Portfolio Holdings*	165
Portfolio Turnover Rate	28.37%
[84]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Managed Income Fund
Class Name	Advisor Class
Trading Symbol	FBFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$32	0.65%
[85],[86]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 3,257,960,700
Holdings Count | $ / shares	165	[87]
Investment Company Portfolio Turnover	28.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,257,960,700
Total Number of Portfolio Holdings*	165
Portfolio Turnover Rate	28.37%
[87]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Total Return Fund
Class Name	Class A
Trading Symbol	FKBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$41	0.82%
[88],[89]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 3,069,248,358
Holdings Count | $ / shares	849	[90]
Investment Company Portfolio Turnover	106.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,069,248,358
Total Number of Portfolio Holdings*	849
Portfolio Turnover Rate	106.85%
[90]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Total Return Fund
Class Name	Class C
Trading Symbol	FCTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$61	1.22%
[91],[92]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%
Net Assets	$ 3,069,248,358
Holdings Count | $ / shares	849	[93]
Investment Company Portfolio Turnover	106.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,069,248,358
Total Number of Portfolio Holdings*	849
Portfolio Turnover Rate	106.85%
[93]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Total Return Fund
Class Name	Class R
Trading Symbol	FTRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$54	1.07%
[94],[95]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
Net Assets	$ 3,069,248,358
Holdings Count | $ / shares	849	[96]
Investment Company Portfolio Turnover	106.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,069,248,358
Total Number of Portfolio Holdings*	849
Portfolio Turnover Rate	106.85%
[96]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Total Return Fund
Class Name	Class R6
Trading Symbol	FRERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$23	0.45%
[97],[98]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 3,069,248,358
Holdings Count | $ / shares	849	[99]
Investment Company Portfolio Turnover	106.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,069,248,358
Total Number of Portfolio Holdings*	849
Portfolio Turnover Rate	106.85%
[99]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Total Return Fund
Class Name	Advisor Class
Trading Symbol	FBDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$28	0.56%
[100],[101]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 3,069,248,358
Holdings Count | $ / shares	849	[102]
Investment Company Portfolio Turnover	106.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,069,248,358
Total Number of Portfolio Holdings*	849
Portfolio Turnover Rate	106.85%
[102]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
†	Annualized.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
†	Annualized.

[21]
*	Does not include derivatives, except purchased options, if any.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
†	Annualized.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
†	Annualized.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[29]
†	Annualized.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[32]
†	Annualized.

[33]
*	Does not include derivatives, except purchased options, if any.

[34]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[35]
†	Annualized.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[38]
†	Annualized.

[39]
*	Does not include derivatives, except purchased options, if any.

[40]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[41]
†	Annualized.

[42]
*	Does not include derivatives, except purchased options, if any.

[43]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[44]
†	Annualized.

[45]
*	Does not include derivatives, except purchased options, if any.

[46]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[47]
†	Annualized.

[48]
*	Does not include derivatives, except purchased options, if any.

[49]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[50]
†	Annualized.

[51]
*	Does not include derivatives, except purchased options, if any.

[52]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[53]
†	Annualized.

[54]
*	Does not include derivatives, except purchased options, if any.

[55]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[56]
†	Annualized.

[57]
*	Does not include derivatives, except purchased options, if any.

[58]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[59]
†	Annualized.

[60]
*	Does not include derivatives, except purchased options, if any.

[61]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[62]
†	Annualized.

[63]
*	Does not include derivatives, except purchased options, if any.

[64]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[65]
†	Annualized.

[66]
*	Does not include derivatives, except purchased options, if any.

[67]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[68]
†	Annualized.

[69]
*	Does not include derivatives, except purchased options, if any.

[70]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[71]
†	Annualized.

[72]
*	Does not include derivatives, except purchased options, if any.

[73]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[74]
†	Annualized.

[75]
*	Does not include derivatives, except purchased options, if any.

[76]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[77]
†	Annualized.

[78]
*	Does not include derivatives, except purchased options, if any.

[79]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[80]
†	Annualized.

[81]
*	Does not include derivatives, except purchased options, if any.

[82]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[83]
†	Annualized.

[84]
*	Does not include derivatives, except purchased options, if any.

[85]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[86]
†	Annualized.

[87]
*	Does not include derivatives, except purchased options, if any.

[88]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[89]
†	Annualized.

[90]
*	Does not include derivatives, except purchased options, if any.

[91]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[92]
†	Annualized.

[93]
*	Does not include derivatives, except purchased options, if any.

[94]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[95]
†	Annualized.

[96]
*	Does not include derivatives, except purchased options, if any.

[97]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[98]
†	Annualized.

[99]
*	Does not include derivatives, except purchased options, if any.

[100]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[101]
†	Annualized.

[102]
*	Does not include derivatives, except purchased options, if any.